Changes in Benefit Obligations and Plan Assets of Pension Plans (Detail)	12 Months Ended
	Mar. 31, 2012 Domestic plans USD ($)	Mar. 31, 2012 Domestic plans JPY (¥)	Mar. 31, 2011 Domestic plans JPY (¥)	Mar. 31, 2010 Domestic plans JPY (¥)	Mar. 31, 2012 Foreign Plans USD ($)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)	Mar. 31, 2010 Foreign Plans JPY (¥)
Change in benefit obligations:
Benefit obligations at beginning of year	$ 3,362,073,000	¥ 275,690,000,000	¥ 274,880,000,000		$ 2,036,061,000	¥ 166,957,000,000	¥ 171,230,000,000
Service cost	134,427,000	11,023,000,000	10,819,000,000	11,255,000,000	15,439,000	1,266,000,000	1,821,000,000	2,461,000,000
Interest cost	67,183,000	5,509,000,000	5,705,000,000	5,249,000,000	103,488,000	8,486,000,000	9,014,000,000	9,491,000,000
Plan participants' contributions					6,561,000	538,000,000	516,000,000
Actuarial loss	171,561,000	14,068,000,000	1,549,000,000		308,573,000	25,303,000,000	5,571,000,000
Prior service cost							702,000,000
Settlement					(22,512,000)	(1,846,000,000)	(984,000,000)
Benefits paid	(379,049,000)	(31,082,000,000)	(17,263,000,000)		(68,183,000)	(5,591,000,000)	(6,292,000,000)
Foreign exchange impact and other					(32,951,000)	(2,702,000,000)	(14,621,000,000)
Benefit obligations assumed in connection with business acquisition	29,146,000	2,390,000,000
Benefit obligations at end of year	3,385,341,000	277,598,000,000	275,690,000,000	274,880,000,000	2,346,476,000	192,411,000,000	166,957,000,000	171,230,000,000
Change in plan assets:
Fair value of plan assets at beginning of year	1,949,159,000	159,831,000,000	162,307,000,000		1,732,220,000	142,042,000,000	143,259,000,000
Actual return on plan assets	7,305,000	599,000,000	(1,922,000,000)		167,439,000	13,730,000,000	8,671,000,000
Employer contribution	101,183,000	8,297,000,000	8,877,000,000		47,073,000	3,860,000,000	5,565,000,000
Plan participants' contributions					6,561,000	538,000,000	516,000,000
Partial withdrawal of plan assets	(3,171,000)	(260,000,000)	(240,000,000)
Settlement					(11,610,000)	(952,000,000)	(84,000,000)
Benefits paid	(186,037,000)	(15,255,000,000)	(9,191,000,000)		(68,183,000)	(5,591,000,000)	(6,292,000,000)
Foreign exchange impact					(29,646,000)	(2,431,000,000)	(9,593,000,000)
Fair value of plan assets at end of year	1,868,439,000	153,212,000,000	159,831,000,000	162,307,000,000	1,843,854,000	151,196,000,000	142,042,000,000	143,259,000,000
Funded status	$ (1,516,902,000)	¥ (124,386,000,000)	¥ (115,859,000,000)		$ (502,622,000)	¥ (41,215,000,000)	¥ (24,915,000,000)